NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Schedule of potentially dilutive securities not included in the diluted loss per share calculation

Potentially dilutive securities not included in the diluted loss per share calculation, due to net losses from continuing operations, were as follows:

	Six months ended June 30,
	2017	2016

Options to purchase common shares	14,000,000	16,000
Convertible preferred stock	39,673	36,839

Total potentially dilutive securities	14,039,673	52,839